As filed with the Securities and Exchange Commission on December 3, 2003

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

414-765-5344
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

Item 1. Report to Stockholders.

November 13, 2003

Dear Fellow Shareholders:

The very good news, which I discussed with you in my annual letter to shareholder’s last May, has continued up and through this day. In my opinion, the economic recovery has become a reality and the destructive threat of a deflationary economic environment has been thwarted by coordinated worldwide economic policies designed to encourage growth.

This, of course, has had a beneficial impact on equity markets around the globe led by the United States and by the technology and financial sectors. These are two areas, which are featured prominently in the Fund’s portfolio. Trillions of dollars of wealth has been restored to equity investors, which when combined with forty-year low interest rates and a strong bond and real estate market, has started to restore investor confidence in the markets and consumer confidence in the economy.

The recent data confirms that job creation has started up again and that the upcoming holiday retail season should be one of the best in many years. Next year, the income tax refunds should insure the consumer will continue to lead this recovery. At the same time business confidence is just now showing tentative signs of improvement. Inventories remain at record low levels and this means that higher production should be required to meet the improving demand. This means more jobs and more capital investment. In short, I feel a virtuous cycle of economic growth has begun.

The Fund’s portfolio, as always, contains global leaders in many of the growth areas of the future as well as positions in companies such as Time Warner which now seem poised to recover from some of the mistakes and excesses of the past cycle. Time Warner, in particular, which comprises 7.85% of net assets of the Fund, should be a powerful performer over the next several years as doubts about the merger recede, the balance sheet is deleveraged and the underlying leverage this company has to a stronger global economy all come together to create value for shareholders.

The two largest concerns which I have as a portfolio manager are, of course, the uncertainty created by the global war on terrorism or that the central bankers of the world move too early to raise interest rates out of a misplaced fear of returning inflation. On this second count I am quite sure that the authorities are convinced that for the foreseeable future, the risks to the global economy remain from the downside. As such, this could prove to be an elongated sweet spot in which equity investors can participate due to rising profits combined with forty-year low interest rates.

As I write this today, the Fund is up 58.49% for the calendar year to date and according to Bloomberg has outperformed 97% of all mutual funds for the past one-year period. Additionally, as of the September 30, 2003 quarter end, the Fund’s one-year, five-year, and since inception (May 30, 1997) average annual returns are 53.15%, –3.83%, and –4.30%, respectively. This does not make up for the previous two dismal years but is a good start. The Fund retains significant tax loss carry forwards which investors should be interested in even with the reduced long-term capital gains tax rates recently enacted.

I remain the Fund’s largest individual shareholder having never sold one single share throughout the six and one half years that I have been in charge of the Fund. In fact, as I recently committed

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to you, I have substantially increased my investment in the Fund and now own nearly 5% of the shares outstanding. I hope that you will consider adding to your positions so that if the future is as bright as it presently looks you might enjoy substantial gains in the shares of the Fund enhanced by the tax loss carry forwards.

I remain grateful for your continued confidence in our firm and hope that you will visit our website at www.mcintyreinvestments.net where we post weekly updates on many of the holdings in the Fund’s portfolio.

Sincerely,

Thomas P. McIntyre Portfolio Manager

Past performance is not indicative of future results. The investment return and principal value of an investment fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced. The Fund imposes a 1.00% redemption fee on shares held for less than 60 days.

Opinions expressed are those of Thomas P. McIntyre and are subject to change, are not guaranteed and are not to be considered a recommendation to buy or sell any security.

The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund is non-diversified and is therefore more exposed to individual stock market volatility than a diversified fund.

Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Fund nor any of its representatives may give legal or tax advice. Mutual Fund investing involves risk; principal loss is possible.

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PORTFOLIO OF INVESTMENTS BY INDUSTRY at September 30, 2003
(Unaudited)

Common Stocks: 93.77%	Shares	Market Value

Applications Software: 4.46%
Microsoft Corp. (United States)	20,000	$ 555,800

Consumer Services: 10.08%
Cendant Corp. (United States)*	67,208	1,256,118

Electronic Components - Semiconductors: 2.15%
Micron Technology, Inc. (United States)*	20,000	268,400

Electronic Measurement Instruments: 1.77%
Agilent Technologies, Inc. (United States) *	10,000	221,100

Financial Services: 25.56%
Citigroup, Inc. (United States)	18,389	836,883
Countrywide Financial Corp. (United States)	10,000	782,800
J.P. Morgan Chase & Co. (United States)	30,000	1,029,900
Merrill Lynch & Co., Inc. (United States)	10,000	535,300

		3,184,883

Hotels & Gaming: 3.62%
Park Place Entertainment Corp. (United States) *	50,000	450,500

Internet Security: 5.39%
Check Point Software Technologies Ltd. (Israel) *#	40,000	672,000

Media and Entertainment: 13.99%
AOL Time Warner, Inc. (United States) *	64,728	978,040
Viacom, Inc. - Class B (United States)	20,000	766,000

		1,744,040

Retail: 3.81%
Best Buy Company, Inc. (United States)*	10,000	475,200

Technology: 7.51%
LSI Logic Corp. (United States) *	53,327	479,410
Texas Instruments, Inc. (United States)	20,000	456,000

		935,410

See accompanying Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS BY INDUSTRY at September 30, 2003
(Unaudited) – (Continued)

	Shares	Market Value

Telecommunication Equipment: 6.46%
Motorola, Inc. (United States)	20,000	$ 239,400
Nokia Oyj (Finland) #	10,000	156,000
Nortel Networks Corp. (Canada) *#	100,000	410,000

		805,400

Telecommunications Services: 8.97%
Qwest Communications International, Inc. (United States)*	150,000	510,000
Vodafone Group Plc (United Kingdom) #	30,000	607,500

		1,117,500

Total Common Stocks
(Cost $10,410,269)		11,686,351

Short-Term Investments: 7.56%	Principal Amount	Value

Federated Cash Trust Series II
(Cost $942,052)	942,052	$942,052

Total Investments in Securities
(Cost $11,352,321): 101.33%		12,628,403

Liabilities in Excess of Cash and Other Assets: (1.33%)		(165,878)

Net Assets: 100.0%
		$12,462,525

*    Non-income producing security.
#    ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS BY COUNTRY at September 30, 2003
(Unaudited)

Country	Percent of Net Assets

Canada	3.29%
Finland	1.25%
Israel	5.39%
United Kingdom	4.87%
United States	86.53%

Total Investments in Securities	101.33%
Liabilities in Excess of Cash and Other Assets	(1.33%)

Net Assets	100.00%

See accompanying Notes to Financial Statements.

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S TATEMENT OF A SSETS AND L IABILITIES at September 30, 2003
(Unaudited)

ASSETS
Investments in securities, at value (cost $11,352,321)	$12,628,403
Cash	1,000
Receivables for:
Dividends	4,258
Prepaid expenses	38,932
Other assets	18,575

Total assets	12,691,168

LIABILITIES
Payables for:
Investments purchased	180,800
Fund shares redeemed	6,147
Due to Advisor	6,107
Due to Administrator	2,466
Due to Custodian	1,759
Due to Fund Accounting	4,670
Due to Transfer Agent	10,629
Accrued expenses	16,065

Total liabilities	228,643

NET ASSETS
$12,462,525

Net asset value per share ($12,462,525/2,049,370 shares outstanding;
50,000,000 shares authorized, $0.01 par value)	$6.08

COMPONENTS OF NET ASSETS
Paid-in capital	$16,445,861
Undistributed net investment loss	(63,568)
Accumulated net realized loss on investments and foreign currency	(5,195,850)
Net unrealized appreciation on investments	1,276,082

Net assets	$12,462,525

See accompanying Notes to Financial Statements.

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STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$51,533

Expenses
Advisory fees (Note 3)	45,588
Transfer agent fees	36,582
Shareholder service fee	15,196
Administration fees (Note 3)	15,041
Fund accounting fees	12,534
Registration expense	7,183
Professional fees	7,165
Reports to shareholders	5,073
Insurance expense	4,438
Trustee fees	3,322
Custody fees	2,758
Miscellaneous	1,103

Total expenses	155,983
Less: expenses waived by Advisor	(49,610)

Net expenses before extraordinary expense	106,373
Extraordinary expense	8,728

Net expenses	115,101

Net investment loss	(63,568)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(253,174)
Net change in unrealized appreciation on investments	3,844,907

Net realized and unrealized appreciation on investments	3,591,733

Net Increase in Net Assets Resulting from Operations	$3,528,165

See accompanying Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003
	(Unaudited)

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(63,568)	$(79,055)
Net realized (loss)/gain on investments
and foreign currency	(253,174)	552,077
Net unrealized appreciation/(depreciation)
on investments and foreign currency	3,844,907	(6,268,922)

Net increase/(decrease) in net assets
resulting from operations	3,528,165	(5,795,900)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	—
From realized gain on investments	—	—

	—	—

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets derived from
net change in outstanding shares (a)	(787,506)	(3,246,812)

Total increase/(decrease) in net assets	2,740,659	(9,042,712)

NET ASSETS
Beginning of year	9,721,866	18,764,578

End of period	$12,462,525	$9,721,866

	Six Months Ended
	September 30, 2003		Year Ended
	(Unaudited)		March 31, 2003

	Shares	Value	Shares	Value

Shares sold	117,659	$642,745	350,011	$1,612,385
Shares reinvested from distributions	—	—	—	—
Shares redeemed	(248,058)	(1,430,251)	(1,027,510)	(4,859,197)

Net decrease	(130,399)	$(787,506)	(677,499)	$(3,246,812)

See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout the period

	For the Six Months Ended September 30, 2003

		For the Year Ended March 31,
		2003	2002	2001	2000	1999
	(Unaudited)

Net asset value,
beginning of period	$4.46	$6.57	$12.69	$23.56	$14.97	$13.69

INCOME FROM
INVESTMENT OPERATIONS
Net investment loss	(0.03)	(0.04)	(0.15)	(0.24)	(0.24)	(0.05)
Net realized and unrealized
gain/(loss) on investments	1.65	(2.07)	(3.72)	(8.90)	8.92	1.35

Total from investment operations	1.62	(2.11)	(3.87)	(9.14)	8.68	1.30

LESS DISTRIBUTIONS
Dividends from
net investment income	—	—	—	—	—	(0.02)
Distributions from net realized gain	—	—	(2.25)	(1.73)	(0.09)	—

Total distributions	—	—	(2.25)	(1.73)	(0.09)	(0.02)

Net asset value, end of period	$6.08	$4.46	$6.57	$12.69	$23.56	$14.97

Initial offering price	N/A	N/A	N/A	N/A	N/A	$12.50
New York Stock Exchange
closing price, end of period	N/A	N/A	N/A	N/A	N/A	$14.13
Total investment return+	N/A	N/A	N/A	N/A	N/A	13.20% (1)
Total return	36.32% +	(32.12%)	(33.07%) (2)	(39.86%) (2)	58.18% (2)	9.54% (2)
Net assets, end of period (millions)	$12.5	$9.7	$18.8	$43.5	$81.2	$90.6
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
assets including interest expense:
Before fees waived and
expenses recouped by Advisor	2.70% ++	3.39%	2.40%	1.77%	2.26%	1.43%
After fees waived and
expenses recouped by Advisor	1.75% ++(5)	1.77% (3)	1.78%	1.78%	1.79%	N/A
Ratio of net investment income/(loss)
to average net assets:
Before fees waived and
expenses recouped by Advisor	(1.86%) ++	(2.29%)	(1.98%)	(1.23%)	(1.62%)	(0.32%)
After fees waived and
expenses recouped by Advisor	(1.04%) ++	(0.67%) (4)	(1.36%)	(1.24%)	(1.15%)	N/A
Portfolio turnover rate	127.78% +	36.98%	57.90%	68.76%	9.63%	51.68%
+      Not Annualized.
++    Annualized.
(1)    Based on the market price of the Fund’s shares and including the reinvestment of dividends and distributions at prices obtained by participants in the Fund’s dividend reinvestment plan.
(2)    Based on net asset value per share and including the reinvestment of dividends and distributions.
(3)    The annualized expense ratio included interest expense. The ratio excluding interest expense would have been 1.75% for the year ended March 31, 2003.
(4)    The net investment income ratio included interest expense. The ratio excluding interest expense would have been (0.66%) for the year ended March 31, 2003.
(5)    The annualized expense ratio excludes extraordinary expenses, which relate to the October 1, 2003 name change. The ratio would have been 1.89% including this expense.

See accompanying Notes to Financial Statements.

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N OTES TO F INANCIAL S TATEMENTS at September 30, 2003 (Unaudited)

Note 1 - Organization

The McIntyre Global Equity Fund (the “Fund”), formerly known as The Dessauer Global Equity Fund, is a Delaware business trust that was organized on June 27, 1996 and registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced operations on May 30, 1997, and has, as its objective, long-term capital appreciation. On April 22, 1999, the Fund ceased to operate as a closed-end fund and commenced operations as an open-end fund.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national exchange or NASDAQ are valued at the last reported sale price at the close of regular trading on the last business day of the period. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60-day period that amortized cost does not represent fair value.

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Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates, which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B. Security Transactions, Dividends and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses from security transactions are calculated using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

C. Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At March 31, 2003, the Fund’s most recent fiscal year end, the Fund had a capital loss carryover of $4,942,676, which expires in 2010, available to offset future gains if any. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of March 31, 2003, the Fund had no post-October losses.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and

12

the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions with Affiliates

The Fund entered into an Investment Advisory Agreement with McIntyre, Freedman & Flynn Investment Advisers, Inc. pursuant to which the Investment Adviser is responsible for providing investment advisory services to the Fund (the “Advisory Agreement”). Effective June 27, 1998, the Fund pays McIntyre, Freedman & Flynn Investment Advisers, Inc. a monthly fee at an annual rate of 0.75% of its average daily net assets. Prior to June 27, 1998, the Fund paid the advisor fees at an annual rate of 0.60% of its average daily net assets. For the six months ended September 30, 2003, the Fund incurred $45,588 in advisory fees.

The Fund is responsible for its own operating expenses. The advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s total operating expenses, for a one year period, so that its ratio of expenses to average net assets will not exceed 1.75%. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year in which the fees waived and expense absorbed relate, provided the aggregate amount of the Fund’s current operation for such fiscal year does not exceed the applicable limitation of Fund’s expenses.
For the six months ended September 30, 2003, the Advisor absorbed expenses of $49,610. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Cumulative expenses subject to recapture amount to $436,362 at September 30, 2003. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

Cumulative expenses subject to recapture expire as follows:

Year	Amount

2005	$196,901
2006	$189,851
2007	$ 49,610

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U.S. Bancorp Fund Services, LLC, (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Under $20 million	$30,000
$20 to $100 million	0.15% of average daily net assets
$100 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended September 30, 2003, the Fund incurred $15,041 in administration fees.

U.S. Bancorp Fund Services, LLC provides fund accounting services for the Fund. National Financial Data Services provides transfer agency services for the Fund. Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers of the Administrator and the Distributor.

Note 4 - Concentration of Risk

The Fund invests a substantial portion of its assets in foreign securities. Certain price and currency exchange fluctuations, as well as economic and political situations in the foreign jurisdictions, could have a significant impact on the Fund’s net assets.

Note 5 - Line of Credit

As of July 31, 2002, the Fund no longer has a committed line of credit. Prior to July 31, 2002, the Fund had a $5 million committed line of credit with a bank that renewed annually on June 30.

Note 6 - Purchases and Sales of Securities

During the six months ended September 30, 2003, the aggregate purchases and sales of securities (excluding short-term investments) were $14,401,804 and $15,159,353, respectively.

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Note 7 - Income Taxes

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

As of September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$11,727,350

Gross tax unrealized appreciation	$1,438,048
Gross tax unrealized depreciation	(536,996)

Net tax unrealized appreciation	$901,052

Cumulative tax cost adjustments	$375,030

Undistributed ordinary income	$—
Undistributed long-term capital gain	—

Total distributable earnings	$—

(a) Represents cost for federal income tax purposes and differs from the cost for financial purposes due to wash sales.

The tax composition of dividends during the six months ended September 30, 2003, and the year ended March 31, 2003, was as follows:

	9/30/03	3/31/03

Ordinary income	—	—
Long term capital gains	—	—

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This material is intended for shareholders of the McIntyre Global Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Fund holdings are subject to change and are not recommendations to buy or sell any security. Statements and other information herein are dated and are subject to change.

The Fund is distributed by Quasar Distributors LLC*, Milwaukee, WI
For more information, please call 1-800-560-0086
*Formerly distributed by First Fund Distributors, Inc.
DESAR 11/02

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)  Incorporate by reference to previous Form N-CSR filing.  Not applicable for semi-annual reports.

(b)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_ /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date    November 25,2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _ /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date     November 25, 2003

By (Signature and Title) _ /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date     November 25, 2003

Exhibit A

Insert Code of Ethics

Not applicable for semi-annual reports.